Financial risk management (Details 4) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commodity Derivatives [Member]
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	$ 55	$ 18